DEBT OBLIGATIONS, NET - Summary of Debt Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Apr. 15, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Aggregate Facility Size	$ 1,690,000		$ 377,000
Outstanding Debt	1,203,000		360,260
Amount Available	487,000		15,012
Net Carrying Value	1,174,167		356,386
2031 Notes | Senior Notes
Debt Instrument [Line Items]
Aggregate Facility Size	700,000
Outstanding Debt	700,000
Amount Available	0
Net Carrying Value	$ 684,154
Average interest rate	3.13%
2051 Notes | Senior Notes
Debt Instrument [Line Items]
Aggregate Facility Size	$ 350,000
Outstanding Debt	350,000
Amount Available	0
Net Carrying Value	$ 337,013
Average interest rate	4.13%
Revolving Credit Facility | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate Facility Size	$ 640,000	$ 640,000
Outstanding Debt	153,000
Amount Available	487,000
Net Carrying Value	$ 153,000
Average interest rate	1.86%
Revolving Credit Facility #1 | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate Facility Size			105,000
Outstanding Debt			92,895
Amount Available			10,377
Net Carrying Value			$ 92,522
Average interest rate			4.35%
Revolving Credit Facility #2 | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate Facility Size			$ 22,000
Outstanding Debt			17,365
Amount Available			4,635
Net Carrying Value			$ 17,303
Average interest rate			4.40%
Term Loan | Secured Debt
Debt Instrument [Line Items]
Aggregate Facility Size			$ 250,000
Outstanding Debt			250,000
Amount Available			0
Net Carrying Value			$ 246,561
Average interest rate			7.86%